Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Sep. 01, 2020	Aug. 10, 2020
Subsequent Events (Textual)
Options granted		27,243
Exercise price		$ 3.64
Vested date		Aug. 10, 2021
HONG KONG
Subsequent Events (Textual)
Sale of property amount	$ 1,100,000
Fo Tan [Member]
Subsequent Events (Textual)
Sale of property amount	$ 1,100,000